Collaborative Arrangements - Additional Information (Detail) (Pictures, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pictures
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangements, amounts owed to the other participants recorded as cost of sale	¥ 10,990	¥ 4,866	¥ 4,687
Collaborative arrangements, amounts due from the other participants recorded as net sale	¥ 14,625	¥ 10,244	¥ 9,936